GENERAL AND ADMINISTRATIVE EXPENSES (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2025 IDR (Rp)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2023 IDR (Rp)
GENERAL AND ADMINISTRATIVE EXPENSES
General expenses	Rp 2,241		Rp 2,448	Rp 2,446
Allowance for expected credit losses trade receivables (Note 6)	1,465		904	513
Professional fees	824		855	996
Training, education, and recruitment	358		453	461
Traveling	343		421	443
Meeting	307		390	334
Social contribution	301		233	232
Collection expenses	291		194	195
Others (each below Rp100 billion)	471		327	479
Total	Rp 6,601	$ 396	Rp 6,225	Rp 6,099